Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 05, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024	Jan. 01, 2023
Stock-based Compensation [Line Items]
Shares of common stock	16,000,000											1,000,000
Weighted average grant-date fair value of stock options granted (in Dollars per share)			$ 1.01		$ 1.38	$ 1.38
Common stock options (in Dollars)					$ 5,800
Recognized over a period					4 years
Stockholders’ equity (in Dollars)					$ 33	$ 170
Common stock shares issued			94,416,000		77,451,000	55,963,000
Expected to be recognized over a period			3 years 3 months 18 days
					20.00%
Stock-based compensation expense (in Dollars)					$ 1,100
Offerings expense (in Dollars)					2,100
Stock-based compensation for services (in Dollars)					$ 284	$ 2,400
Shares awarded consultant					2,300,000
Reserves increased shares											1,000,000	1,000,000
Common stock shares outstanding			94,416,000		77,451,000	55,963,000
Stock-based compensation expense (in Dollars)			$ 207	$ 206
Net expense (in Dollars)			2,700
Vesting percentage					20.00%
Realization of stock-based compensation expense (in Dollars)			113	$ 2,100
Warrant [Member]
Stock-based Compensation [Line Items]
Expected to be recognized over a period					20 years
Equity Option [Member]
Stock-based Compensation [Line Items]
Weighted average grant-date fair value of stock options granted (in Dollars per share)				$ 1.42
Total unrecognized compensation cost (in Dollars)			$ 3,500
Common Stock [Member]
Stock-based Compensation [Line Items]
Shares of common stock												17,000,000
Shares issued		6,380,000	16,605,000	15,291,000	17,572,000
Common stock shares issued					853,600
Issued shares forfeited						(11,000)
Number of shares issued for services			142,000	1,500,000	1,575,000	135,000
Options 2019 [Member]
Stock-based Compensation [Line Items]
Shares of common stock					3,000,000
Shares issued					3,000,000
Options 2022 [Member]
Stock-based Compensation [Line Items]
Shares of common stock					13,800,000
Incentive Plans and Options [Member]
Stock-based Compensation [Line Items]
Weighted average grant-date fair value of stock options granted (in Dollars per share)					$ 1.38	$ 2.39
Bonus Incentive Shares [Member]
Stock-based Compensation [Line Items]
Shares issued					2,353,600	20,000
Common stock shares issued					1,500,000
Carriage House Capital, Inc [Member]
Stock-based Compensation [Line Items]
Common stock shares issued					750,000
FMW Media Work [Member]
Stock-based Compensation [Line Items]
Common stock shares issued					75,000
2019 Equity and Incentive Plan [Member]
Stock-based Compensation [Line Items]
Grant incentive stock options			3,000,000
Number of shares available for issue			3,000,000
2022 Equity and Incentive Plan [Member]
Stock-based Compensation [Line Items]
Shares issued			18,000,000
Common stock shares issued			12,400,000
Number of shares available for issue	16,000,000
Common stock shares outstanding			12,400,000
2023 Incentive Shares [Member]
Stock-based Compensation [Line Items]
Shares issued				2,400,000
Common stock shares issued			854,000
Retention Incentive Shares [Member]
Stock-based Compensation [Line Items]
Shares issued				1,500,000
QPhoton [Member]
Stock-based Compensation [Line Items]
Shares awarded consultant					750,000	2,300,000
Stock-based compensation [Member]
Stock-based Compensation [Line Items]
Issued shares forfeited			23,600
Stock-based compensation [Member]
Stock-based Compensation [Line Items]
Issued shares forfeited					23,600
Stock-based compensation for services [Member]
Stock-based Compensation [Line Items]
Common stock shares issued					157,000
Separation Agreement Shares [Member]
Stock-based Compensation [Line Items]
Shares issued			218,000
Stock-based compensation expense (in Dollars)			$ 197
Common Stock [Member]
Stock-based Compensation [Line Items]
Common stock shares issued					32,940,738	32,940,738
Number of shares issued for services			142,000	1,500,000
Forecast [Member]
Stock-based Compensation [Line Items]
Vesting percentage							20.00%	20.00%	20.00%	20.00%